Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.8%)
Communication Services (6.5%)
*	Alphabet Inc. Class A	660,687	1,914,037
*	Alphabet Inc. Class C	369,811	1,070,081
*	Baidu Inc. ADR	5,328,278	792,794
*	Walt Disney Co.	2,736,125	423,798
	Activision Blizzard Inc.	3,764,000	250,419
*	Meta Platforms Inc. Class A	531,050	178,619
*	Charter Communications Inc. Class A	201,900	131,633
*	Live Nation Entertainment Inc.	550,340	65,870
*	Take-Two Interactive Software Inc.	333,500	59,270
*	T-Mobile US Inc.	360,800	41,845
*	Altice USA Inc. Class A	1,078,500	17,450
	Comcast Corp. Class A	137,369	6,914
	Nintendo Co. Ltd.	1,750	819
	Electronic Arts Inc.	5,700	752
			4,954,301
Consumer Discretionary (13.4%)
*	Tesla Inc.	2,188,400	2,312,657
	Sony Group Corp. ADR	13,955,045	1,763,918
*	Alibaba Group Holding Ltd. ADR	9,908,817	1,177,068
	Ross Stores Inc.	7,840,300	895,989
*	Amazon.com Inc.	251,480	838,520
	Whirlpool Corp.	3,002,832	704,645
	TJX Cos. Inc.	8,525,300	647,241
*,1	Mattel Inc.	27,393,338	590,600
	Bath & Body Works Inc.	3,542,414	247,225
*	Royal Caribbean Cruises Ltd.	1,737,147	133,587
*	Carnival Corp.	6,154,065	123,820
*	Marriott International Inc. Class A	548,210	90,586
*	Dollar Tree Inc.	637,000	89,511
	eBay Inc.	1,310,000	87,115
*	Burlington Stores Inc.	248,000	72,294
*	Hilton Worldwide Holdings Inc.	423,766	66,103
*	Victoria's Secret & Co.	1,180,871	65,586
	Lowe's Cos. Inc.	220,000	56,866
	McDonald's Corp.	191,800	51,416
	Restaurant Brands International Inc.	808,900	49,084
*	Las Vegas Sands Corp.	712,300	26,811
	MGM Resorts International	553,000	24,819
*	Flutter Entertainment plc (XDUB)	66,328	10,611
*	Ulta Beauty Inc.	21,000	8,659
*	O'Reilly Automotive Inc.	11,000	7,769
*	AutoZone Inc.	2,750	5,765

		Shares	Market Value ($000)
	Dollar General Corp.	1,400	330
			10,148,595
Consumer Staples (0.2%)
	Sysco Corp.	1,420,300	111,565
	Altria Group Inc.	621,700	29,462
	Mowi ASA	418,000	9,893
	Constellation Brands Inc. Class A	25,700	6,450
	Philip Morris International Inc.	43,300	4,113
			161,483
Energy (1.3%)
	Hess Corp.	6,049,200	447,823
	Pioneer Natural Resources Co.	2,092,700	380,620
	EOG Resources Inc.	1,723,300	153,081
*	Transocean Ltd. (XNYS)	11,838,773	32,675
	Schlumberger NV	75,200	2,252
			1,016,451
Financials (8.4%)
	Wells Fargo & Co.	29,904,447	1,434,815
	Charles Schwab Corp.	16,434,716	1,382,160
	JPMorgan Chase & Co.	6,768,675	1,071,820
	Bank of America Corp.	19,590,932	871,600
	Marsh & McLennan Cos. Inc.	4,408,015	766,201
	Raymond James Financial Inc.	2,335,965	234,531
	US Bancorp	3,492,300	196,162
	Citigroup Inc.	1,979,000	119,512
	Progressive Corp.	920,000	94,438
	CME Group Inc.	375,168	85,711
	Morgan Stanley	625,000	61,350
	Goldman Sachs Group Inc.	152,000	58,148
	Discover Financial Services	182,525	21,093
			6,397,541
Health Care (24.0%)
	Eli Lilly & Co.	16,263,808	4,492,389
*,1	Biogen Inc.	8,898,361	2,134,895
	Amgen Inc.	9,273,855	2,086,339
	Thermo Fisher Scientific Inc.	2,369,119	1,580,771
	AstraZeneca plc ADR	26,022,988	1,515,839
*	Boston Scientific Corp.	26,866,044	1,141,270
	Novartis AG ADR	10,734,825	938,975
	Bristol-Myers Squibb Co.	11,974,723	746,624
	Roche Holding AG	1,731,813	718,462
*	BioMarin Pharmaceutical Inc.	6,207,739	548,454
*	Elanco Animal Health Inc. (XNYS)	13,679,119	388,213
	Abbott Laboratories	2,738,995	385,486
*	BeiGene Ltd. ADR	1,142,640	309,575
	CVS Health Corp.	2,400,000	247,584
	Zimmer Biomet Holdings Inc.	1,948,030	247,478
	Agilent Technologies Inc.	821,516	131,155
*	IQVIA Holdings Inc.	442,224	124,769
	Stryker Corp.	389,200	104,080
	Medtronic plc	734,000	75,932
*	Edwards Lifesciences Corp.	492,100	63,752
[2]	Siemens Healthineers AG	851,517	63,488
	Sanofi ADR	969,000	48,547
	Alcon Inc.	433,987	37,809
	GlaxoSmithKline plc ADR	548,000	24,167
	Danaher Corp.	54,452	17,915

		Shares	Market Value ($000)
*	Waters Corp.	27,030	10,071
	UnitedHealth Group Inc.	5,735	2,880
	Humana Inc.	4,276	1,984
			18,188,903
Industrials (13.3%)
	FedEx Corp.	8,658,358	2,239,398
	Siemens AG (Registered)	8,256,462	1,430,043
*	Southwest Airlines Co.	26,354,978	1,129,047
	Union Pacific Corp.	2,506,800	631,538
*	Airbus SE	4,829,239	617,871
*	United Airlines Holdings Inc.	12,551,403	549,500
	Caterpillar Inc.	2,507,868	518,477
	United Parcel Service Inc. Class B	1,755,470	376,268
*	American Airlines Group Inc.	20,261,713	363,900
*	Delta Air Lines Inc.	9,055,100	353,873
	Textron Inc.	3,692,000	285,022
*	TransDigm Group Inc.	343,916	218,827
*	Alaska Air Group Inc.	4,011,100	208,978
	Carrier Global Corp.	3,251,300	176,351
	Deere & Co.	398,000	136,470
	CSX Corp.	3,227,000	121,335
	Otis Worldwide Corp.	1,334,100	116,160
	AMETEK Inc.	764,750	112,449
	General Dynamics Corp.	539,330	112,434
*	Lyft Inc. Class A	2,149,970	91,868
	Rockwell Automation Inc.	173,050	60,369
	Honeywell International Inc.	238,000	49,625
	L3Harris Technologies Inc.	227,800	48,576
	Raytheon Technologies Corp.	535,000	46,042
	Pentair plc	585,000	42,723
	nVent Electric plc	887,900	33,740
*	Ryanair Holdings plc ADR	250,000	25,583
*	Uber Technologies Inc.	26,950	1,130
			10,097,597
Information Technology (29.5%)
	Microsoft Corp.	10,690,168	3,595,317
*	Adobe Inc.	4,582,357	2,598,471
	Micron Technology Inc.	24,535,974	2,285,526
	Texas Instruments Inc.	11,877,572	2,238,566
	KLA Corp.	4,389,960	1,888,166
	Intel Corp.	22,831,617	1,175,828
	Intuit Inc.	1,354,500	871,241
	NetApp Inc.	8,899,641	818,678
	NVIDIA Corp.	2,404,410	707,161
	QUALCOMM Inc.	3,736,306	683,258
	Telefonaktiebolaget LM Ericsson ADR	60,267,426	655,107
	Oracle Corp.	6,489,900	565,984
	HP Inc.	14,801,516	557,573
	Analog Devices Inc.	2,754,000	484,071
	Hewlett Packard Enterprise Co.	29,825,166	470,343
	Visa Inc. Class A	2,094,500	453,899
	Apple Inc.	1,825,000	324,065
	Cisco Systems Inc.	4,454,679	282,293
	Entegris Inc.	1,835,622	254,381
*	PayPal Holdings Inc.	1,219,370	229,949
	Applied Materials Inc.	1,418,800	223,262
*	Splunk Inc.	1,387,501	160,562

		Shares	Market Value ($000)
	Corning Inc.	3,990,600	148,570
*	Autodesk Inc.	464,200	130,528
*,1	Plantronics Inc.	3,645,100	106,947
*,3	BlackBerry Ltd.	9,975,500	93,271
	Mastercard Inc. Class A	238,200	85,590
	Fidelity National Information Services Inc.	721,000	78,697
*	Palo Alto Networks Inc.	112,500	62,636
*	Western Digital Corp.	825,000	53,798
*	Keysight Technologies Inc.	218,890	45,203
*	salesforce.com Inc.	100,400	25,515
*	RingCentral Inc. Class A	133,950	25,096
*	Dell Technologies Inc. Class C	276,000	15,503
	VMware Inc. Class A	121,612	14,092
	Infineon Technologies AG ADR	75,000	3,450
*	Okta Inc.	3,500	785
*	Arista Networks Inc.	4,000	575
			22,413,957
Materials (1.2%)
	Albemarle Corp.	1,144,535	267,558
	Glencore plc	32,309,639	164,627
	Freeport-McMoRan Inc.	2,909,900	121,430
	DuPont de Nemours Inc.	1,273,256	102,853
	Linde plc	264,200	91,527
	Dow Inc.	1,378,817	78,206
	Corteva Inc.	1,323,916	62,595
			888,796
Total Common Stocks (Cost $24,726,121)			74,267,624
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.090% (Cost $1,673,074)	16,732,771	1,673,110
Total Investments (100.0%) (Cost $26,399,195)			75,940,734
Other Assets and Liabilities—Net (0.0%)			16,127
Net Assets (100%)			75,956,861
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $63,488,000, representing 0.1% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $773,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $827,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	71,251,810	3,015,814	—	74,267,624
Temporary Cash Investments	1,673,110	—	—	1,673,110
Total	72,924,920	3,015,814	—	75,940,734
D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2021 Market Value ($000)
Biogen Inc.	2,594,892	—	66,854	44,978	(438,121)	—	—	2,134,895
Mattel Inc.	510,740	—	2,801	(18)	82,679	—	—	590,600
Plantronics Inc.	93,716	—	—	—	13,231	—	—	106,947
Vanguard Market Liquidity Fund	1,726,256	NA1	NA1	(51)	(92)	253	38	1,673,110
Total	4,925,604			44,909	(342,303)	253	38	4,505,552
1	Not applicable—purchases and sales are for temporary cash investment purposes.